CONSOLIDATED SHAREHOLDERS' EQUITY STATEMENTS - USD ($) $ in Thousands	Total	Class X Ordinary Shares	Common Stock Ordinary Shares	Common Stock Class A Ordinary Shares	Common Stock Class X Ordinary Shares	Common Stock Restricted Share Units	Additional Paid-in Capital	Treasury Shares	Retained Earnings	Accumulated Other Comprehensive Loss	Total Accenture plc Shareholders’ Equity	Noncontrolling Interests
Beginning Balance at Aug. 31, 2020	$ 17,499,173		$ 57	$ 15	$ 0	$ 1,585,302	$ 7,167,227	$ (2,565,761)	$ 12,375,533	$ (1,561,837)	$ 17,000,536	$ 498,637
Beginning Balance (in shares) at Aug. 31, 2020			40,000	658,549,000	528,000			24,423,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	5,990,545								5,906,809		5,906,809	83,736
Other comprehensive income (loss)	143,457									142,340	142,340	1,117
Purchases of Class A shares	(3,693,747)						3,622	$ (3,693,747)			(3,690,125)	(3,622)
Purchases of Class A ordinary shares (in shares)								(13,957,000)
Cancellation of treasury shares							(255,809)	$ 2,105,666	(1,849,857)
Cancellation of treasury shares (in shares)				10,263,000				10,263,000
Share-based compensation expense	1,342,951					1,253,679	89,272				1,342,951
Purchases/redemptions of Accenture Canada Holdings Inc. exchangeable shares and Class X shares	9,377						9,377				9,377
Purchases/redemptions of Accenture Canada Holdings Inc. exchangeable shares and Class X shares (in shares)					15,000
Issuances of Class A ordinary shares for employee share programs	1,065,775					(1,176,967)	1,617,702	$ 745,351	(121,343)		1,064,743	1,032
Issuances of Class A ordinary shares for employee share program (in shares)				8,305,000				3,572,000
Dividends	(2,236,094)					88,770			(2,322,394)		(2,233,624)	(2,470)
Other, net	(5,569)						5,201				5,201	(10,770)
Ending Balance at Aug. 31, 2021	20,097,114		$ 57	$ 15	$ 0	1,750,784	8,617,838	$ (3,408,491)	13,988,748	(1,419,497)	19,529,454	567,660
Ending Balance (in shares) at Aug. 31, 2021			40,000	656,591,000	513,000			24,545,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	6,988,960								6,877,169		6,877,169	111,791
Other comprehensive income (loss)	(791,031)									(770,845)	(770,845)	(20,186)
Purchases of Class A shares	(4,111,266)						3,954	$ (4,111,266)			(4,107,312)	(3,954)
Purchases of Class A ordinary shares (in shares)								(12,181,000)
Share-based compensation expense	1,679,789					1,571,059	108,730				1,679,789
Purchases/redemptions of Accenture Canada Holdings Inc. exchangeable shares and Class X shares	5,112						5,112				5,112
Purchases/redemptions of Accenture Canada Holdings Inc. exchangeable shares and Class X shares (in shares)					12,000
Issuances of Class A ordinary shares for employee share programs	1,349,064					(1,333,963)	1,943,912	$ 841,720	(103,889)		1,347,780	1,284
Issuances of Class A ordinary shares for employee share program (in shares)				7,970,000				3,292,000
Dividends	(2,457,306)					103,502			(2,558,186)		(2,454,684)	(2,622)
Other, net	(3,124)						9,858				9,858	(12,982)
Ending Balance at Aug. 31, 2022	22,747,088		$ 57	$ 15	$ 0	2,091,382	10,679,180	$ (6,678,037)	18,203,842	(2,190,342)	22,106,097	640,991
Ending Balance (in shares) at Aug. 31, 2022		500,837	40,000	664,561,000	501,000			33,434,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	7,003,530								6,871,557		6,871,557	131,973
Other comprehensive income (loss)	455,730									447,241	447,241	8,489
Purchases of Class A shares	$ (4,322,529)						3,915	$ (4,322,529)			(4,318,614)	(3,915)
Purchases of Class A ordinary shares (in shares)	(15,313,540)							(15,314,000)
Cancellation of treasury shares	$ 0						(175,701)	$ 2,595,281	(2,419,580)		0
Cancellation of treasury shares (in shares)				8,828,000				8,828,496
Share-based compensation expense	1,913,051					1,790,886	122,165				1,913,051
Purchases/redemptions of Accenture Canada Holdings Inc. exchangeable shares and Class X shares	$ 7,874						7,874				7,874
Purchases/redemptions of Accenture Canada Holdings Inc. exchangeable shares and Class X shares (in shares)	26,735				176,000
Issuances of Class A ordinary shares for employee share programs	$ 1,501,069					(1,592,561)	2,151,005	$ 1,342,773	(401,493)		1,499,724	1,345
Issuances of Class A ordinary shares for employee share program (in shares)				8,883,000				3,529,000
Dividends	(2,827,394)					113,667			(2,938,102)		(2,824,435)	(2,959)
Other, net	(4,078)						6,092				6,092	(10,170)
Ending Balance at Aug. 31, 2023	$ 26,458,593		$ 57	$ 15	$ 0	$ 2,403,374	$ 12,778,782	$ (7,062,512)	$ 19,316,224	$ (1,743,101)	$ 25,692,839	$ 765,754
Ending Balance (in shares) at Aug. 31, 2023		325,438	40,000	664,616,000	325,000			36,391,000